John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio | None or SAME
Prospectus [Line Items]
Annual Return [Percent]	7.92%	8.64%	10.92%	(11.64%)	4.26%	5.32%